Intangible Assets	12 Months Ended
Oct. 31, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 10 – INTANGIBLE ASSETS

Intangible assets, net comprised of the following:

	October 31, 2022	October 31, 2021
At Cost:
Financial software	17,710	17,196
Domain name	2,643	3,068
	17,711	20,264
Less: Accumulated Amortization	5,318	2,211
Total, net	12,393	18,053

Amortization expenses was $3,783, $2,201 and $nil for the years ended October 31, 2022, 2021 and 2020, respectively.